Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,640,486,385.60
Previously Paid Amount	0.00
Total Fee Amount	226,551.17
Total Offset Amount	0.00
Net Fee	226,551.17
Narrative - Max Aggregate Offering Price	$ 1,640,486,385.60
Final Prospectus	true